Segment Information - Schedule of Revenues and Noncurrent Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Brazil [Member]
Schedule of Revenues and Noncurrent Assets [Line Items]
Net revenue	R$ 811,056	R$ 813,303	R$ 693,617
Non-current	1,915,815	1,665,648	1,411,720
Paraguay and Bolivia [Member]
Schedule of Revenues and Noncurrent Assets [Line Items]
Net revenue	80,596	64,140	77,509
Non-current	R$ 427,566	R$ 466,077	R$ 459,639